Fees Summary	Jan. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 777,327,806.96
Previously Paid Amount	0.00
Total Fee Amount	119,008.89
Total Offset Amount	0.00
Net Fee	$ 119,008.89